PIMCO RAFI Dynamic Multi-Factor International Equity ETF Shareholder Fees	Jun. 30, 2026 USD ($)
PIMCO RAFI Dynamic Multi-Factor International Equity ETF | PIMCO RAFI Dynamic Multi-Factor International Equity ETF
Prospectus [Line Items]
Shareholder Fee, Other